DEFERRED REVENUE (Details) - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Deferred Revenue
Film distribution	$ 835,385	$ 179,196
Streaming subscriptions	5,372	4,798
Deferred Revenue	$ 840,757	$ 183,994